Consolidated Statements of Changes in Stockholders' Equity (USD $)	Preferred Stock	Common Stock	Paid-in Capital in Excess of Par	Treasury Stock	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2010		$ 11	$ 34,536,947	$ (464,786)	$ (31,473,779)	$ 2,598,393
Beginning Balance, Shares at Dec. 31, 2010	1	107,181		401
Sale of common stock, net of offering costs of $103,196, Amount		5	1,144,527			1,144,532
Sale of common stock, net of offering costs of $103,196, Shares		47,969
Stock-based compensation, Amount			35,534			35,534
Net loss					19,585	19,585
Ending Balance, Amount at Dec. 31, 2011		16	35,717,008	(464,786)	(31,454,194)	3,798,044
Ending Balance, Shares at Dec. 31, 2011	1	155,150		401
Sale of common stock, net of offering costs of $77,012, Amount		54	858,647			858,701
Sale of common stock, net of offering costs of $77,012, Shares		536,898
Stock-based compensation, Amount		12	56,436			56,448
Stock-based compensation, Shares		122,250
Fractional shares payment, Amount			(1,685)			(1,685)
Fractional shares payment, Shares		(184)
Net loss					(3,857,024)	(3,857,024)
Ending Balance, Amount at Dec. 31, 2012		$ 82	$ 36,630,406	$ (464,786)	$ (35,311,218)	$ 854,484
Ending Balance, Shares at Dec. 31, 2012	1	814,114		401